Fees and Expenses	Mar. 30, 2026 USD ($)
Invesco SteelPath MLP Alpha Fund | Invesco SteelPath MLP Alpha Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Deferred Income Tax Expense[3]	0.00	0.00	0.00	0.00	0.00	0.00

Other Expenses	0.18	0.18	0.18	0.18	0.09	0.09

Interest Expense	0.02	0.02	0.02	0.02	0.02	0.02

Total Other Expenses	0.20	0.20	0.20	0.20	0.11	0.11

Total Annual Fund Operating Expenses	1.54	2.29	1.79	1.29	1.20	1.20

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
3
“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class
R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$698	$1,010	$1,343	$2,284

Class C	$332	$715	$1,225	$2,437

Class R	$182	$563	$970	$2,105

Class Y	$131	$409	$708	$1,556

Class R5	$122	$381	$660	$1,455

Class R6	$122	$381	$660	$1,455

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$698	$1,010	$1,343	$2,284

Class C	$232	$715	$1,225	$2,437

Class R	$182	$563	$970	$2,105

Class Y	$131	$409	$708	$1,556

Class R5	$122	$381	$660	$1,455

Class R6	$122	$381	$660	$1,455

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%
Invesco SteelPath MLP Alpha Plus Fund | Invesco SteelPath MLP Alpha Plus Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expenses Restated to Reflect Current [Text]	“Interest Expense” have been restated to reflect current fees.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Deferred Income Tax Expense[3]	0.00	0.00	0.00	0.00	0.00	0.00

Other Expenses	0.23	0.23	0.23	0.23	0.16	0.16

Interest Expense[4]	2.01	2.01	2.01	2.01	2.01	2.01

Total Other Expenses	2.24	2.24	2.24	2.24	2.17	2.17

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	3.74	4.49	3.99	3.49	3.42	3.42

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
3
“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.

4	“Interest Expense” have been restated to reflect current fees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$906	$1,630	$2,374	$4,315

Class C	$550	$1,357	$2,274	$4,455

Class R	$401	$1,215	$2,046	$4,197

Class Y	$352	$1,071	$1,812	$3,765

Class R5	$345	$1,051	$1,779	$3,703

Class R6	$345	$1,051	$1,779	$3,703

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$906	$1,630	$2,374	$4,315

Class C	$450	$1,357	$2,274	$4,455

Class R	$401	$1,215	$2,046	$4,197

Class Y	$352	$1,071	$1,812	$3,765

Class R5	$345	$1,051	$1,779	$3,703

Class R6	$345	$1,051	$1,779	$3,703

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Invesco SteelPath MLP Income Fund | Invesco SteelPath MLP Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Deferred Income Tax Expense[3]	0.54	0.54	0.54	0.54	0.54	0.54

Other Expenses	0.15	0.15	0.15	0.15	0.07	0.07

Interest Expense	0.02	0.02	0.02	0.02	0.02	0.02

Total Other Expenses	0.71	0.71	0.71	0.71	0.63	0.63

Total Annual Fund Operating Expenses	1.89	2.64	2.14	1.64	1.56	1.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
3
“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class
R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$731	$1,111	$1,515	$2,640

Class C	$367	$820	$1,400	$2,792

Class R	$217	$670	$1,149	$2,472

Class Y	$167	$517	$892	$1,944

Class R5	$159	$493	$850	$1,856

Class R6	$159	$493	$850	$1,856

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$731	$1,111	$1,515	$2,640

Class C	$267	$820	$1,400	$2,792

Class R	$217	$670	$1,149	$2,472

Class Y	$167	$517	$892	$1,944

Class R5	$159	$493	$850	$1,856

Class R6	$159	$493	$850	$1,856

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Invesco SteelPath MLP Select 40 Fund | Invesco SteelPath MLP Select 40 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees[2]	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Deferred Income Tax Expense[3]	0.29	0.29	0.29	0.29	0.29	0.29

Other Expenses	0.19	0.19	0.19	0.19	0.10	0.09

Interest Expense	0.02	0.02	0.02	0.02	0.02	0.02

Total Other Expenses	0.50	0.50	0.50	0.50	0.41	0.40

Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.45	2.20	1.70	1.20	1.11	1.10

Fee Waiver and/or Expense Reimbursement[4]	0.01	0.01	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.44	2.19	1.69	1.19	1.10	1.09

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Management Fees” payable by the Fund shall be reduced by any amount paid by such Fund under the Administrative Services Agreement between such Fund and Invesco Advisers, Inc.
3
“Deferred Income Tax Expense” represents an estimate (based on the Fund’s most recent fiscal year end) of the Fund’s potential tax expense if it were to recognize the unrealized gains in the portfolio. The Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred income tax liability if any, is reflected each day in the Fund’s net asset value per share. An estimate of deferred income tax expense depends upon the Fund’s investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from day to day, month to month and year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, an estimate of deferred income tax expense cannot be reliably predicted from year to year and the estimate disclosed in the fee table above will not be representative of the actual deferred tax expense of the Fund on any given day.

4
Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$982	$1,298	$2,189

Class C	$322	$687	$1,179	$2,344

Class R	$172	$535	$922	$2,008

Class Y	$121	$380	$659	$1,454

Class R5	$112	$352	$611	$1,351

Class R6	$111	$349	$605	$1,339

You would pay the following expenses if you did not redeem your shares:

Expense Example, No Redemption, By Year, Caption [Text]	You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$689	$982	$1,298	$2,189

Class C	$222	$687	$1,179	$2,344

Class R	$172	$535	$922	$2,008

Class Y	$121	$380	$659	$1,454

Class R5	$112	$352	$611	$1,351

Class R6	$111	$349	$605	$1,339

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%